Income Taxes - Schedule of Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Provision For Income Tax Abstract
Current income tax expenses	$ 19,636	$ 11,243
Deferred income tax (benefits) expenses	(4,798)	105	(423)
Total income tax expenses (benefits)	$ 14,838	$ 11,348	$ (423)